Purchases and other expenses - Restructuring and integration costs - Components - Additional information (Details) - employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Orange Espagne [member]
Disclosure of subsidiaries [line items]
Number of people		500
Orange Polska and subsidiaries [member]
Disclosure of subsidiaries [line items]
Number of people	2,700